Operating leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the six months ended June 30, 2023 and June 30, 2022 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(in thousands)		(in thousands)
Operating lease costs	12,818	13,548	$25,689	$28,812
Income from sub-leases	(283)	(303)	(561)	(630)
Net operating lease costs	12,535	13,245	$25,128	$28,182
Of the total cost of $25.1 million incurred in the six months ended June 30, 2023 (June 30, 2022: $28.2 million), $19.3 million (June 30, 2022: $27.1 million) is recorded within selling, general and administration costs and $5.8 million (June 30, 2022: $1.1 million) is recorded within direct costs.

During the six months ended June 30, 2023 and June 30, 2022, costs incurred by the Group related to variable lease payments was de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended June 30, 2023, totaled $10.2 million (June 30, 2022: $29.0 million). Right-of-use assets obtained, in exchange for lease obligations during the six months ended June 30, 2023, totaled $22.5 million (June 30, 2022: $35.8 million).

The weighted average remaining lease term and weighted-average discount rate at June 30, 2023 were 7.01 years and 2.66%, respectively.

Future minimum lease payments under non-cancelable leases as of June 30, 2023 were as follows:

Minimum rental payments
(in thousands)	June 30, 2023
Year 1	$44,466
Year 2	33,902
Year 3	26,909
Year 4	22,801
Year 5	16,924
Thereafter	38,952
Total future minimum lease payments	183,954
Lease imputed interest	(14,729)
Total	$169,225
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $40.1 million have been included in other liabilities as at June 30, 2023 (June 30, 2022: $47.0 million).